UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21577
Name of registrant:		Alpha Hedge Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2006 through June 30, 2007






PROXY VOTING FROM 6/30/06 TO 6/30/07


Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

H&R Block, Inc		09/07	Amend 1999 Stock Plan   CO	For	For
HRB	093671105	09/07	Perf Goals		CO	For	For
			09/07   Auditor Ratify   	CO	For	For
                        09/07   Directors               CO      For     For


Cisco Systems, Inc	11/15	Directors		CO	For	For
CSCO	17275R102	11/15	Ratify Accountant	CO	For	For
			11/15   Perf Goals	   	SHAR	Against	Against
                        11/15   Review Exec comp policy	SHAR	Against	Against
			11/15   Six month report   	SHAR	Against Against

Mesa Air Group		02/06	Directors               CO	For	For
MESA	590479101	02/06	Dir Incentive Plan	CO	For	For
			02/06   Auditor Ratify   	CO	For	For


Motorola, Inc		05/07	Directors		CO	For	For
MOT	620076109	05/07	Emp Stock Purch		CO	For	For
			05/07   Exec Pay	   	SHAR	Against	Against
                        05/07   Unearned Bonuses	SHAR	Against	Against


USA Truck, Inc.		05/02	Directors		CO	For	For
USAK	902925106


Stone Energy Corp	05/17	Directors		CO	For	For
SGY	861642106	05/17	Ratify Accountant	CO	For	For


Computer Programs & Syst05/10	Directors		CO	For	For
CPSI	205306103	05/10	Ratify Accountant	CO	For	For


Georgia Gulf Corp	05/15	Directors               CO	For	For
GGC	373200203	05/15	2002 Incentive Plan	CO	For	For
			05/15   Auditor Ratify   	CO	For	For

Technical Olympic USA, 	05/08	Directors               CO	For	For
TOA	878483106	05/08	Name Change		CO	For	For
			05/08   Pay for Performance   	SHAR	Against	Against

Rackable Systems, Inc	05/23	Directors		CO	For	For
RACK	750077109	05/23	Ratify Accountant	CO	For	For

Pier 1 Imports, Inc.	06/28	Directors               CO	For	For
PIR	720279108	06/28	Pay for Perf		SHAR	Against	Against


--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) ALPHA HEDGE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/27/07